Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest income:
Financial assets measured at amortized cost	¥ 184,928	¥ 169,287	¥ 69,217
Financial assets measured at fair value through other comprehensive income	1,206	798	497
Financial assets measured at fair value through profit or loss	4,997	3,610	3,357
Total	191,131	173,695	73,071
Interest expense:
Financial liabilities measured at amortized cost	(45,385)	(42,609)	(34,065)
Other	(9,522)	(17,022)	(2,047)
Total	(54,907)	(59,631)	(36,112)
Dividends received:
Financial assets measured at fair value through other comprehensive income	15,037	8,804	6,150
Financial assets measured at fair value through profit or loss
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(24,783)	(202)	(92,144)
Gains (losses) on foreign exchange	(22,009)	67,414	47,705
Other	(1,297)	(40,490)	(17,319)
Total	(33,052)	35,526	(55,608)
Total finance income and finance costs	¥ 103,172	¥ 149,590	¥ (18,649)